Share Capital and Reserves	6 Months Ended
Dec. 31, 2021
Disclosure of Share Capital and Reserves [Abstract]
SHARE CAPITAL AND RESERVES

NOTE 9 – SHARE CAPITAL AND RESERVES

(a) Authorized

Unlimited number of voting common shares without par value.

Unlimited preferred shares.

(b) Issued Share Capital

The following schedule describes the Company’s capital transactions since June 30, 2020:

	Shares	Issued capital
	#	$
Balance - June 30, 2020	13,008,006	5,745,369
Warrants exercised	2,170	4,883
Balance – June 30, 2021	13,010,176	5,750,252
Shares issued on initial public offering	3,680,000	34,988,520
Conversion of convertible debt	751,163	854,656
Warrants exercised	159,736	239,720
Share issue costs	-	(3,932,926)
Fair value of warrants exercised	-	24,861
Balance December 31, 2021	17,601,075	37,925,083

(c) Common Share Transaction Details

The Company had the following common share transactions during the year ended June 30, 2021, and the six months ended December 31, 2021:

●	During March 2021, the Company issued 2,170 common shares pursuant to the exercise of warrants for proceeds of $4,883.

●	On November 23, 2021, the Company closed its IPO issuing 3,680,000 common shares, including 480,000 common shares issued under the underwriters’ over-allotment option, at a price of $9.51 (US$7.50) per share for gross proceeds of $34,988,520 (US$27,600,000). The Company incurred approximately $3.9 million in cost associated with the issuance.

●	On November 23, 2021, the Company issued 751,163 common shares for the conversion of all outstanding convertible debt at a price of $1.25 per common share (see Note 8(a)).

●	During December 2021, the company issued 159,736 common shares pursuant to the exercise of warrants for proceeds of $239,720.

●	On November 30, 2021, the company issued 57,105 common shares pursuant to the exercise of warrants for proceeds of $85,657.50.

●	On December 16, 2021, the company issued 102,631 common shares pursuant to the exercise of warrants for proceeds of $153,946.50.

(d) Warrants

The following tables summarizes common share purchase warrants transactions and outstanding as of December 31, 2021:

Grant Date	Exercise price	Balance 30-Jun-20	Issued	Exercised	Balance 31-Dec-21	Expiry Dates
November 29, 2018	$1.50	400,000	-	(50,000)	350,000	November 23, 2023
December 3, 2018	$1.25	32,000	-	-	32,000	November 23, 2023
December 3, 2018	$1.25	16,000	-	-	16,000	November 23, 2023
December 31, 2018	$2.25	71,427	-	-	71,427	November 23, 2023
February 8, 2021	$1.50	198,734	-	(94,736)	103,998	November 23, 2023
February 8, 2021	$1.50	15,000	-	(15,000)	-	November 23, 2023
February 22, 2021	$1.50	147,364	-	-	147,364	November 23, 2023
November 23, 2021	US 9.375	-	184,000	-	184,000	November 23, 2026
Total		880,525	184,000	(159,736)	904,789

As part of the convertible debentures issued in February 2021, the Company issued 346,098 warrants to subscribers of the debentures. Debenture holders were eligible to receive such number of common shares purchase warrants equal to half of the number of common shares issuable upon conversion of the debenture at the initial conversion price ($1.25). Each warrant was exercisable into one common share at an exercise price of $1.50 per warrant until the earlier of (i) 60 months from the grant date or (ii) 24 months from the Company completing a listing on a Canadian stock exchange. These warrants were valued at $90,769, recorded to the warrants reserve after allocating, on a pro-rata basis, the $362,411 residual value of the Debentures between the debt and warrants components after the initial allocation of $442,589 of the $805,000 net proceeds received to the conversion feature.

The Debenture warrants were valued using the Black Scholes valuation model, using the following assumptions: expected life: 2.5 years; volatility: 70%; dividend yield: nil; risk-free rate: 0.18% - 0.22%, market price: $1.50; and exercise price of $1.50. The Company recognized $101,565 of accretion expense relating to accreting the debt component of the Debentures up to their principal value and $38,699 of cash interest payable. $2,025 of Debenture transaction costs was recorded to the warrants reserve in amortizing the value of transaction costs allocated to the warrants component of the Debentures.

15,000 Debenture finder’s warrants exercisable on the same terms as the Debenture warrants were valued at $9,480 using the Black Scholes valuation model, using the following assumptions: expected life: 2.5 years; volatility: 70%; dividend yield: nil; risk-free rate: 0.18%, market price: $1.50; and exercise price of $1.50. The value of these warrants allocated to loan liability transaction costs is being amortized in the statement of loss and comprehensive loss in accreting up the carrying value of the Debenture loan liability to its principal balance and the value allocated to Debenture warrants transaction costs is being amortized to the warrants reserve over the term of the Debentures.

As part of the IPO that the Company closed on November 23, 2021, the Company issued 184,000 warrants exercisable at US$9.375 before November 23, 2026. Since the warrants are denominated in USD they are considered derivative liabilities hence classified as such (see Note 8(b)).

(e) Stock Options

The following table summarizes the stock options issued and outstanding as of June 30, 2021 and December 31, 2021:

	Number of stock options	Weighted average exercise price
	#	$
Balance at June 30, 2019 (1)	1,040,000	$2.50
Option cancelled	(220,000)	2.50
Balance June 30, 2020	820,000	2.50
Options cancelled	(160,000)	2.50
Options reinstated (2)	160,000	2.50
Balance at June 30, 2021	820,000	2.50
Options granted (3)	1,269,386	9.46
Balance at December 31, 2021	2,089,386	6.73

(1)	The options vested on issuance and have an expiry date of May 24, 2023.

(2)	160,000 options were cancelled and reinstated as a result of the resignation and reincorporation of a director.

(3)	Exercisable at US$ 7.50

On November 18, 2021, Company granted an aggregate of 1,269,386 incentive stock options to officers, directors and consultants of the Company, pursuant to the Company’s Plan, at an exercise price of US$7.50 per share. All options vested quarterly over a period of one year, 25% vesting three months after granting, 25% six months after granting, 25% nine months after granting and 25% twelve months after granting. All options granted are exercisable until November 18, 2026. The fair value of each option was estimated on the date of the grant using the Black-Scholes option pricing model, with the following assumptions: share price of US$7.5, expected dividend yield of 0%, expected volatility of 70%; risk-free interest rate of 1.47%; and n expected average life of 5 years. The fair value of all these options was estimated at $6,989,950 on granting.

As of December 31, 2021, the weighted average remaining contractual life of the stock options is 3.52 years (June 30, 2021 - 1.90 years).